Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000214947 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Investor Shares
Trading Symbol	VWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.
  Global economic growth appeared relatively stable at around 3% during the period, quelling recession fears. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The FTSE Global All Cap Index of stocks returned about 31%.
  From a regional perspective, Pacific Rim stocks contributed by far the most to outperformance, followed by emerging markets, Europe, and North America. In each market, outperformance was driven by stock selection, as the Fund’s regional allocations essentially mirrored those of its benchmark.
  In terms of sectors, selection in consumer discretionary, industrials, communication services, and information technology was one of the largest sources of outperformance, while selection in financials, utilities, and materials was one of the largest sources of underperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 16, 2019, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/16/2019)
Investor Shares	27.08%	9.21%
MSCI All Country World Index ex USA	25.35%	7.33%

Performance Inception Date	Oct. 16, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,982,000,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,403,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,982
Number of Portfolio Holdings	89
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,403

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asia	42.0%
Europe	45.9%
North America	5.6%
Oceania	4.0%
Other	0.6%
South America	1.3%
Other Assets and Liabilities—Net	0.6%

C000214946 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VZICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.
  Global economic growth appeared relatively stable at around 3% during the period, quelling recession fears. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. The FTSE Global All Cap Index of stocks returned about 31%.
  From a regional perspective, Pacific Rim stocks contributed by far the most to outperformance, followed by emerging markets, Europe, and North America. In each market, outperformance was driven by stock selection, as the Fund’s regional allocations essentially mirrored those of its benchmark.
  In terms of sectors, selection in consumer discretionary, industrials, communication services, and information technology was one of the largest sources of outperformance, while selection in financials, utilities, and materials was one of the largest sources of underperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 16, 2019, Through September 30, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/16/2019)
Admiral Shares	27.18%	9.31%
MSCI All Country World Index ex USA	25.35%	7.33%

Performance Inception Date	Oct. 16, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,982,000,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,403,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,982
Number of Portfolio Holdings	89
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,403

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asia	42.0%
Europe	45.9%
North America	5.6%
Oceania	4.0%
Other	0.6%
South America	1.3%
Other Assets and Liabilities—Net	0.6%